Schedule 1 - Condensed Financial Statements of the Company - Statements of Financial Position (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)		Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	$ 55,907	¥ 363,746		¥ 236,952	[1]	¥ 1,110,865	[1]
Other receivables, net (Note 4)	97,041	631,381		49,094
Total current assets	635,158	4,132,527		3,694,564
Non-current assets:
Total assets	728,178	4,737,742		4,238,568
Current liabilities:
Total liabilities	115,172	749,349		834,474
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,165,072,926 and 1,300,191,084 as of December 31, 2016 and 2017, respectively)	1,471	9,571		8,658
Additional paid-in capital	373,416	2,429,559		2,301,655
Retained earnings	225,737	1,468,708		1,018,928
Accumulated other comprehensive loss	(14,310)	(93,108)		(65,844)
Subscription receivables	(38,227)	(248,717)		(288,135)
Total shareholders’ equity	595,893	3,877,051		3,286,852
Total liabilities and shareholders' equity	728,178	4,737,742		4,238,568
Parent Company [Member]
Current assets:
Cash and cash equivalents	26,038	169,413	$ 1,652	10,746		¥ 5,349		¥ 9,707
Other receivables, net (Note 4)	252,302	1,641,554		1,742,796
Total current assets	278,340	1,810,967		1,753,542
Non-current assets:
Investment in subsidiaries	326,853	2,126,599		1,571,844
Total assets	605,193	3,937,566		3,325,386
Current liabilities:
Other payables and accrued expenses	370	2,415		8,108
Amounts due to subsidiaries	8,930	58,100		30,426
Total liabilities	9,300	60,515		38,534
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,165,072,926 and 1,300,191,084 as of December 31, 2016 and 2017, respectively)	1,471	9,571		8,658
Additional paid-in capital	373,416	2,429,559		2,301,655
Retained earnings	273,543	1,779,746		1,330,518
Accumulated other comprehensive loss	(14,310)	(93,108)		(65,844)
Subscription receivables	(38,227)	(248,717)		(288,135)
Total shareholders’ equity	595,893	3,877,051		3,286,852
Total liabilities and shareholders' equity	$ 605,193	¥ 3,937,566		¥ 3,325,386

[1]	In November 2016, the FASB issued ASU No. 2016-18 ("ASU 2016-18"), Statement of Cash Flows (Topic 230) - Restricted Cash. This ASU requires amounts generally described as restricted cash and restricted cash equivalents to be included with cash and cash equivalents when reconciling beginning-of-period and end of- period total amounts shown on the statement of cash flows. The provisions of ASU 2016-18 are effective for reporting periods beginning after December 15, 2017 and are to be applied retrospectively; early adoption is permitted. In connection with the adoption of this update, the Group have reclassified RMB10,107 and RMB16,152 of restricted cash from investing activities to the cash and, cash equivalents, and restricted cash balance in the years ended December 31, 2015 and 2016, respectively, to be consistent with the 2017 presentation.